Consolidated Statements of Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues		$ 165,990	$ 116,117	$ 322,477	$ 225,875
Tax benefits		43,701	18,861	86,807	38,972
Total revenues and income		209,691	134,978	409,284	264,847
Cost of sales	[1]	(48,501)	(29,846)	(92,780)	(56,484)
Depreciation and amortization		(47,384)	(37,228)	(98,106)	(71,017)
General and administrative expenses		(18,118)	(11,490)	(37,081)	(23,336)
Development expenses		(4,690)	(2,905)	(8,689)	(5,469)
Total operating expenses		(118,693)	(81,469)	(236,656)	(156,306)
Gains from projects disposals		453	566	889	97,828
Other income (expenses), net		(519)	3,479	3,681	2,374
Operating profit		90,932	57,554	177,198	208,743
Finance income		11,264	1,471	20,260	8,166
Finance expenses		(60,371)	(52,083)	(104,554)	(82,286)
Total finance expenses, net		(49,107)	(50,612)	(84,294)	(74,120)
Profit before tax and equity loss		41,825	6,942	92,904	134,623
Share of losses of equity accounted investees		(428)	(418)	(1,421)	(1,645)
Profit before income taxes		41,397	6,524	91,483	132,978
Taxes on income		(10,220)	(955)	(22,498)	(25,606)
Profit for the period		31,177	5,569	68,985	107,372
Profit for the period attributed to:
Owners of the Company		29,369	1,357	53,442	95,815
Non-controlling interests		1,808	4,212	15,543	11,557
Profit for the period		$ 31,177	$ 5,569	$ 68,985	$ 107,372
Earnings per ordinary share (in USD) with a par value of NIS 0.1, attributable to owners of the parent Company:
Basic earnings per share		$ 0.21	$ 0.01	$ 0.39	$ 0.8
Diluted earnings per share		$ 0.2	$ 0.01	$ 0.36	$ 0.75
Weighted average of share capital used in the calculation of earnings:
Basic per share		139,430,537	119,421,246	137,294,117	119,107,985
Diluted per share		150,455,906	129,204,402	148,712,951	127,192,179

[1]	Excluding depreciation and amortization.